UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Diane Bono
P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Tortoise Power and Energy Infrastructure Fund, Inc.
Schedule of Investments (unaudited)
February 28, 2019

	Principal
	Amount	Fair Value
Corporate Bonds — 69.8%(1)
Crude Oil Pipelines — 10.9%(1)
Canada — 5.6%(1)
Enbridge Inc.,
5.500%, 07/15/2077	$8,500,000	$7,856,949
United States — 5.3%(1)
SemGroup Corp.,
6.375%, 03/15/2025	6,000,000	5,655,000
SemGroup Corp.,
5.625%, 11/15/2023	2,000,000	1,870,000
		15,381,949
Natural Gas/Natural Gas Liquids Pipelines — 30.8%(1)
Canada — 5.5%(1)
TransCanada Corporation,
5.625%, 05/20/2075	7,000,000	6,755,000
TransCanada Corporation,
5.300%, 03/15/2077	1,000,000	930,000
United States — 25.3%(1)
Cheniere Corp.,
7.000%, 06/30/2024	4,000,000	4,430,000
Cheniere Corp.,
5.875%, 03/31/2025	2,000,000	2,130,020
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	2,000,000	2,002,220
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020(2)	1,500,000	1,538,019
Kinder Morgan, Inc.,
6.500%, 09/15/2020	4,000,000	4,194,780
Kinder Morgan, Inc.,
4.300%, 03/01/2028	3,000,000	3,033,159
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019(2)	2,000,000	2,004,850
NGPL PipeCo LLC,
4.875%, 08/15/2027(2)	2,000,000	2,011,876
ONEOK, Inc.,
4.250%, 02/01/2022	4,500,000	4,597,294
ONEOK, Inc.,
7.500%, 09/01/2023	2,000,000	2,273,824
Ruby Pipeline, LLC,
6.000%, 04/01/2022(2)	1,261,364	1,216,622
Southern Star Central Corp.,
5.125%, 07/15/2022(2)	3,000,000	2,970,000
Tallgrass Energy LP,
5.500%, 01/15/2028(2)	3,250,000	3,241,875
		43,329,539
Natural Gas Gathering/Processing — 13.4%(1)
United States — 13.4%(1)
Blue Racer Midstream, LLC,
6.625%, 07/15/2026(2)	5,900,000	6,018,000
Hess Infrastructure Partners,
5.625%, 02/15/2026(2)	4,160,000	4,180,800
The Williams Companies, Inc.,
7.875%, 09/01/2021	5,000,000	5,495,430
The Williams Companies, Inc.,
4.550%, 06/24/2024	3,000,000	3,102,779
		18,797,009
Oil and Gas Production — 3.8%(1)
United States — 3.8%(1)
Ascent Resources Utica Holdings, LLC,
10.000%, 04/01/2022(2)	1,302,000	1,402,905
Ascent Resources Utica Holdings, LLC,
7.000%, 11/01/2026(2)	2,000,000	1,930,000
EQT Corporation,
8.125%, 06/01/2019	2,000,000	2,025,422
		5,358,327
Power/Utility — 10.9%(1)
United States — 10.9%(1)
The AES Corporation,
5.500%, 04/15/2025	4,000,000	4,125,000
Duquesne Light Holdings, Inc.,
6.400%, 09/15/2020(2)	3,000,000	3,124,239
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021(2)	2,000,000	2,107,314
NextEra Energy, Inc.,
4.800%, 12/01/2077	4,500,000	3,937,500
NV Energy Inc.,
6.250%, 11/15/2020	1,000,000	1,051,403
Pattern Energy Group Inc.,
5.875%, 02/01/2024(2)	1,000,000	1,018,380
		15,363,836
Total Corporate Bonds
(Cost $98,129,746)		98,230,660

	Shares	Fair Value
Master Limited Partnerships — 32.4%(1)
Crude Oil Pipelines — 4.2%(1)
United States — 4.2%(1)
Andeavor Logistics LP	68,526	$2,410,745
BP Midstream Partners LP	25,000	409,750
PBF Logistics LP	72,237	1,577,656
Shell Midstream Partners, L.P.	89,044	1,592,107
		5,990,258
Natural Gas/Natural Gas Liquids Pipelines — 9.7%(1)
United States — 9.7%(1)
Energy Transfer LP	717,787	10,616,068
Enterprise Products Partners L.P.	98,682	2,728,557
EQM Midstream Partners, LP	8,010	311,349
		13,655,974
Natural Gas Gathering/Processing — 5.2%(1)
United States — 5.2%(1)
CNX Midstream Partners, LP	47,302	733,654
DCP Midstream, LP	59,580	1,920,263
Western Midstream Partners, LP	138,197	4,624,072
		7,277,989
Refined Product Pipelines — 13.3%(1)
United States — 13.3%(1)
Buckeye Partners, L.P.	88,546	2,787,428
Holly Energy Partners, L.P.	147,585	4,305,054
Magellan Midstream Partners, L.P.	36,250	2,206,538
MPLX LP	140,992	4,675,295
NuStar Energy L.P.	102,338	2,651,578
Phillips 66 Partners LP	41,654	2,043,545
		18,669,438
Total Master Limited Partnerships
(Cost $39,913,457)		45,593,659

Common Stock — 29.4%(1)
Crude Oil Pipelines — 10.6%(1)
United States — 10.6%(1)
Enbridge Inc.	220,733	8,164,915
Plains GP Holdings, L.P.	292,549	6,784,211
		14,949,126
Marine Transportation — 1.4%(1)
Monaco — 1.4%(1)
GasLog Partners LP	86,675	1,915,518
Natural Gas/Natural Gas Liquids Pipelines — 10.8%(1)
United States — 10.8%(1)
Equitrans Midstream Corporation	89,560	1,579,838
ONEOK, Inc.	69,117	4,441,458
Tallgrass Energy LP	408,782	9,250,737
		15,272,033
Natural Gas Gathering/Processing — 6.6%(1)
United States — 6.6%(1)
EnLink Midstream LLC	273,224	3,046,448
Targa Resources Corp.	154,583	6,220,420
		9,266,868
Total Common Stock
(Cost $37,888,411)		41,403,545

Preferred Stock — 5.7%(1)
Crude Oil Pipelines — 1.2%(1)
United States — 1.2%(1)
SemGroup Corporation,
7.000%(2)(3)(4)	2,120	1,724,956
Natural Gas Gathering/Processing — 1.4%(1)
United States — 1.4%(1)
Targa Resources Corp.,
9.500%(2)(3)	1,685	1,950,146
Power/Utility — 3.1%(1)
United States — 3.1%(1)
DTE Energy,
6.500%, 10/01/2019	39,600	2,193,444
Sempra Energy,
6.000%, 01/15/2021	21,189	2,197,723
		4,391,167
Total Preferred Stock
(Cost $7,602,200)		8,066,269

Short-Term Investment — 0.1%(1)
United States Investment Company — 0.1%(1)
Invesco Government & Agency Portfolio — Institutional Class,
2.30%(5) (Cost $115,089)	115,089	115,089
Total Investments — 137.4%(1)
(Cost $183,648,903)		193,409,222
Interest Rate Swap Contracts — 0.0%(1)
$9,000,000 notional — net unrealized appreciation(6)		77,323
Other Assets and Liabilities — 0.8%(1)		1,076,486
Credit Facility Borrowings — (38.2)%(1)		(53,800,000)
Total Net Assets Applicable to
Common Stockholders — 100.0%(1)		$140,763,031

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $36,439,982 which represents 25.9% of net assets.
(3)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(4)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is added to the liquidation preference of the preferred stock.
(5)	Rate indicated is the current yield as of February 28, 2019.
(6)	See Schedule of Interest Rate Swap Contracts.

Schedule of Interest Rate Swap Contracts (unaudited)
February 28, 2019

			Fixed Rate	Floating Rate
	Maturity	Notional	Paid by	Received by	Unrealized
Counterparty	Date	Amount	TPZ	TPZ	Appreciation
Wells Fargo Bank, N.A.	11/29/2019	$6,000,000	1.330%	3-month U.S. Dollar LIBOR	$57,762
Wells Fargo Bank, N.A.	08/06/2020	3,000,000	2.180%	3-month U.S. Dollar LIBOR	19,561
		$9,000,000			$77,323

Various inputs are used in determining the fair value of the Company’s investments and financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2019. These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$—	$98,230,660	$—	$98,230,660
Master Limited Partnerships(a)	45,593,659	—	—	45,593,659
Common Stock(a)	41,403,545	—	—	41,403,545
Preferred Stock(a)	4,391,167	—	3,675,102	8,066,269
Short-Term Investment(b)	115,089	—	—	115,089
Total Investments	91,503,460	98,230,660	3,675,102	193,409,222
Interest Rate Swap Contracts	—	77,323	—	77,323
Total Assets	$91,503,460	$98,307,983	$3,675,102	$193,486,545

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company utilizes the beginning of reporting period method for determining transfers between levels. There were no transfers to or from level 3 during the period ended February 28, 2019.

Security Valuation
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value. The Company primarily own securities that are listed on a securities exchange or are traded in the over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. These securities are categorized as Level 1 in the fair value hierarchy.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit the Company’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s liquidity and fair value. If such a security is convertible into publicly traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy. To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount. If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity. Unobservable inputs reflect the Company’s own beliefs about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Unobservable inputs are developed based on the best information available in the circumstances, which might include the Company’s own data. The Company’s own data is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The Company generally values debt securities at evaluated prices obtained from an independent third-party valuation service that utilizes a pricing matrix based upon yield data for securities with similar characteristics, or based on a direct written broker-dealer quotation from a dealer who has made a market in the security. Debt securities with 60 days or less to maturity at time of purchase are valued on the basis of amortized cost, which approximates fair value. The securities are categorized as level 2 in the fair value hierarchy.

Interest rate swap contracts are valued by using industry-accepted models, which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, and are categorized as Level 2 in the fair value hierarchy.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2019:

Preferred Stock
Balance — beginning of period	$3,761,271
Purchases	—
Return of capital	(28,200)
Sales	—
Total realized gain/loss	—
Change in unrealized gain/loss	(57,969)
Balance — end of period	$3,675,102

Change in unrealized gain/loss on
investments still held at February 28, 2019	$(57,969)

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures. The following table shows the principal amount or shares, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at February 28, 2019.

TPZ:
						Fair Value
		Principal				as Percent
Investment Security	Investment Type	Amount/Shares	Acquisition Date(s)	Acquisition Cost	Fair Value	of Net Assets
Ascent Resources Utica
Holdings, LLC,
10.000%, 04/01/2022*	Corporate Bond	$1,302,000	08/27/18	$1,445,220	$1,402,905	1.0%
Ascent Resources Utica
Holdings, LLC,
7.000%, 11/01/2026*	Corporate Bond	$2,000,000	09/27/18	2,000,278	1,930,000	1.4
Blue Racer Midstream, LLC,
6.625%, 07/15/2026*	Corporate Bond	$5,900,000	6/18/18-02/05/19	5,936,250	6,018,000	4.3
Duquesne Light, Inc.,
6.400%, 09/15/2020*	Corporate Bond	$3,000,000	11/30/11	3,180,330	3,124,239	2.2
Duquesne Light Holdings, Inc.,
5.900%, 12/01/2021*	Corporate Bond	$2,000,000	11/18/11-12/05/11	2,074,420	2,107,314	1.5
Florida Gas Transmission Co., LLC,
5.450%, 07/15/2020*	Corporate Bond	$1,500,000	07/08/10-01/04/11	1,551,220	1,538,019	1.1
Hess Infrastructure Partners,
5.625%, 02/15/2026*	Corporate Bond	$4,160,000	07/19/18-08/06/18	4,196,600	4,180,800	3.0
Midcontinent Express
Pipeline, LLC,
6.700%, 09/15/2019*	Corporate Bond	$2,000,000	09/09/09-03/02/10	2,061,010	2,004,850	1.4
NGPL PipeCo LLC,
4.875%, 08/15/2027*	Corporate Bond	$2,000,000	07/30/18	2,030,000	2,011,876	1.4
Pattern Energy Group Inc.,
5.875%, 02/01/2024*	Corporate Bond	$1,000,000	01/20/17-01/23/17	1,011,875	1,018,380	0.7
Ruby Pipeline, LLC,
6.000%, 04/01/2022*	Corporate Bond	$1,261,364	09/17/12	1,444,830	1,216,622	0.9
Southern Star Central Corp.,
5.125%, 07/15/2022*	Corporate Bond	$3,000,000	06/17/14	3,041,250	2,970,000	2.1
Tallgrass Energy LP,
5.500%, 01/15/2028*	Corporate Bond	$3,250,000	09/24/18-02/06/19	3,261,250	3,241,875	2.3
SemGroup Corporation,
7.000%	Preferred Stock	2,120	01/19/18	2,120,000	1,724,956	1.2
Targa Resources Corp.,
9.500%	Preferred Stock	1,685	03/16/16	1,491,965	1,950,146	1.4
				$36,846,498	$36,439,982	25.9%

* Security is eligible for resale under Rule 144A under the 1933 Act.

Item 2. Controls and Procedures.

The registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: April 26, 2019

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 26, 2019

Tortoise Power and Energy Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer